UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-22496

American Funds Global Balanced Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: July 31, 2015

Michael W. Stockton

American Funds Global Balanced Fund

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

American Funds Global Balanced FundSM
Investment portfolio
July 31, 2015
unaudited
Common stocks 61.12% Financials 10.43%	Shares	Value (000)
UBS Group AG1	5,554,500	$127,898
Barclays PLC	16,495,121	74,432
Crown Castle International Corp.	635,777	52,076
Wells Fargo & Co.	857,500	49,624
Ventas, Inc.	737,500	49,479
Prudential PLC	2,011,400	47,352
Siam Commercial Bank PCL	10,241,600	44,169
HCP, Inc.	1,135,000	43,856
HDFC Bank Ltd.	2,103,898	42,591
AIA Group Ltd.	6,124,600	39,897
RSA Insurance Group PLC	4,834,932	38,809
Credit Suisse Group AG1	1,290,421	38,033
U.S. Bancorp	800,000	36,168
Société Générale	735,000	36,163
Link Real Estate Investment Trust	5,544,500	32,613
New York Community Bancorp, Inc.	1,500,000	28,545
Citigroup Inc.	425,000	24,846
American International Group, Inc.	339,000	21,737
Cheung Kong Property Holdings Ltd.[1]	2,372,260	19,768
HSBC Holdings PLC (HKD denominated)	2,122,114	19,080
CIT Group Inc.	405,500	19,075
Lamar Advertising Co., Class A	292,000	17,535
Bank of Ireland[1]	38,877,978	16,332
CME Group Inc., Class A	137,000	13,157
American Campus Communities, Inc.	329,900	12,312
Commerzbank AG, non-registered shares[1]	791,176	10,240
Progressive Corp.	310,000	9,455
		965,242
Health care 9.59%
Novartis AG	1,699,550	176,586
Amgen Inc.	847,824	149,717
Gilead Sciences, Inc.	934,704	110,164
Thermo Fisher Scientific Inc.	564,900	78,821
GlaxoSmithKline PLC	3,091,100	67,388
Medtronic PLC	701,000	54,951
AbbVie Inc.	690,300	48,328
Stryker Corp.	364,800	37,308
Hologic, Inc.[1]	871,995	36,327
ResMed Inc.	609,500	35,321
Roche Holding AG, non-registered shares, non-voting	75,610	21,839
Alexion Pharmaceuticals, Inc.[1]	108,600	21,442
Bayer AG	138,110	20,371
Sonic Healthcare Ltd.	1,088,804	16,450
Grifols, SA, Class B, preferred nonvoting, non-registered shares	360,000	11,754
		886,767
American Funds Global Balanced Fund — Page 1 of 17

unaudited
Common stocks Consumer staples 5.79%	Shares	Value (000)
Philip Morris International Inc.	1,970,400	$168,528
Altria Group, Inc.	1,852,200	100,723
Imperial Tobacco Group PLC	1,577,900	82,918
Nestlé SA	819,000	62,041
Thai Beverage PCL	107,129,200	58,959
British American Tobacco PLC	509,950	30,270
Japan Tobacco Inc.	573,700	22,282
Mead Johnson Nutrition Co.	114,000	10,076
		535,797
Consumer discretionary 5.26%
Netflix, Inc.[1]	792,400	90,579
Kering SA	362,232	69,857
General Motors Co.	1,375,000	43,326
Hasbro, Inc.	507,600	39,968
Barratt Developments PLC	3,858,392	38,262
Whitbread PLC	341,144	27,650
Galaxy Entertainment Group Ltd.	5,244,000	24,149
Mahindra & Mahindra Ltd.	1,088,000	23,139
MGM Resorts International[1]	1,163,000	22,818
Numericable-SFR, non-registered shares[1]	410,128	22,361
Las Vegas Sands Corp.	356,000	19,950
Home Depot, Inc.	132,500	15,507
William Hill PLC	1,987,844	12,569
Daily Mail and General Trust PLC, Class A, nonvoting	860,000	10,784
Rightmove PLC	186,000	10,585
Kingfisher PLC	1,843,740	10,386
SJM Holdings Ltd.	4,032,928	4,682
		486,572
Industrials 5.23%
General Dynamics Corp.	442,100	65,922
Norfolk Southern Corp.	608,300	51,298
Safran SA	421,383	31,867
General Electric Co.	1,203,000	31,398
Precision Castparts Corp.	155,689	30,347
Alliance Global Group, Inc.	60,000,000	29,649
Kühne + Nagel International AG	203,100	28,038
CSX Corp.	840,000	26,275
Nielsen NV	536,798	26,013
Andritz AG	446,789	24,966
Industries Qatar QSC[2]	503,000	18,693
Bureau Veritas SA	720,000	16,823
CK Hutchison Holdings Ltd.	1,121,760	16,655
Intertek Group PLC	415,000	15,859
Jardine Matheson Holdings Ltd.	282,800	15,345
Lockheed Martin Corp.	60,600	12,550
ASSA ABLOY AB, Class B	528,000	10,717
United Technologies Corp.	104,300	10,462
COSCO Pacific Ltd.	5,876,000	7,671
Bunzl PLC	262,100	7,507
BAE Systems PLC	477,498	3,581
Babcock International Group PLC	122,700	1,900
		483,536
American Funds Global Balanced Fund — Page 2 of 17

unaudited
Common stocks Energy 4.88%	Shares	Value (000)
Royal Dutch Shell PLC, Class A (GBP denominated)	2,109,000	$60,601
Royal Dutch Shell PLC, Class B	981,920	28,529
Canadian Natural Resources, Ltd.	3,208,700	78,313
BP PLC	9,340,376	57,682
Enbridge Inc. (CAD denominated)	1,237,664	53,951
Denbury Resources Inc.	10,587,000	41,713
Suncor Energy Inc.	1,378,800	38,838
Eni SpA	2,000,000	35,056
Chesapeake Energy Corp.	2,750,000	23,815
Golar LNG Ltd.	485,000	20,889
Baker Hughes Inc.	200,000	11,630
		451,017
Information technology 4.85%
Google Inc., Class C1	82,280	51,475
Google Inc., Class A1	70,500	46,354
Oracle Corp.	2,001,800	79,952
Accenture PLC, Class A	422,000	43,512
Western Union Co.	1,530,000	30,967
TE Connectivity Ltd.	490,000	29,851
Hewlett-Packard Co.	880,000	26,858
Nintendo Co., Ltd.	133,000	23,405
AAC Technologies Holdings Inc.	4,099,000	23,265
Keyence Corp.	42,000	21,180
Alibaba Group Holding Ltd. (ADR)[1]	252,100	19,750
Tencent Holdings Ltd.	930,800	17,374
Avago Technologies Ltd.	114,400	14,316
Samsung Electronics Co., Ltd.	13,190	13,357
Samsung SDI Co., Ltd.	92,500	6,783
		448,399
Telecommunication services 4.79%
Verizon Communications Inc.	4,203,012	196,659
SoftBank Group Corp.	1,131,000	62,794
Singapore Telecommunications Ltd.	10,329,000	30,795
Intouch Holdings PCL, nonvoting depository receipts	12,790,000	29,666
TELUS Corp.	811,570	27,731
Bharti Infratel Ltd.[1]	3,700,000	25,832
KDDI Corp.	996,000	25,319
BCE Inc.	575,000	23,667
AT&T Inc.	605,440	21,033
		443,496
Utilities 3.73%
SSE PLC	4,384,004	103,721
Exelon Corp.	1,725,000	55,355
Dominion Resources, Inc.	572,000	41,012
National Grid PLC	2,712,022	36,131
Duke Energy Corp.	473,000	35,106
Cheung Kong Infrastructure Holdings Ltd.	3,476,000	30,243
EDP - Energias de Portugal, SA	3,600,000	13,316
CMS Energy Corp.	371,000	12,711
American Funds Global Balanced Fund — Page 3 of 17

unaudited
Common stocks Utilities (continued)	Shares	Value (000)
Engie SA	554,010	$10,639
Glow Energy PCL	2,862,000	7,247
		345,481
Materials 1.74%
International Flavors & Fragrances Inc.	325,000	37,567
Fortescue Metals Group Ltd.	26,127,022	35,426
Albemarle Corp.	634,041	34,365
Amcor Ltd.	2,013,350	21,206
Rio Tinto PLC	398,000	15,454
Celanese Corp., Series A	150,000	9,888
ArcelorMittal	765,000	6,940
		160,846
Miscellaneous 4.83%
Other common stocks in initial period of acquisition		447,261
Total common stocks (cost: $5,084,980,000)		5,654,414
Convertible bonds 0.06% Financials 0.06%	Principal amount (000)
Bank of Ireland, convertible notes, 10.00% 2016	€4,750	5,596
Total convertible bonds (cost: $6,228,000)		5,596
Bonds, notes & other debt instruments 31.14% Bonds & notes of governments & government agencies outside the U.S. 12.41%
Australian Government, Series 136, 4.75% 2027	A$4,300	3,714
Bermuda Government 5.603% 2020	$2,900	3,248
Bermuda Government 4.854% 2024[3]	7,075	7,464
Brazil (Federal Republic of) 6.00% 2020[4]	BRL33,129	3,483
Brazil (Federal Republic of) 6.00% 2022[4]	17,839	1,859
Brazil (Federal Republic of) 10.00% 2025	44,000	10,932
Brazil (Federal Republic of) 6.00% 2050[4]	101,936	10,297
Chilean Government 3.875% 2020	$500	541
Colombia (Republic of), Series B, 6.00% 2028	COP11,454,000	3,442
French Government O.A.T. Eurobond 1.00% 2018	€9,100	10,349
French Government O.A.T. Eurobond 1.75% 2024	25,300	30,016
French Government O.A.T. Eurobond 2.25% 2024	5,550	6,867
German Government 1.75% 2020[4]	7,506	8,327
German Government 2.00% 2022	24,570	30,137
German Government 0.10% 2023[4]	2,055	2,304
German Government 2.50% 2044	8,900	12,641
India (Republic of) 7.28% 2019	INR787,600	12,100
India (Republic of) 8.83% 2023	407,200	6,652
India (Republic of) 8.60% 2028	896,900	14,646
India (Republic of) 9.20% 2030	345,100	5,982
Indonesia (Republic of) 4.875% 2021[3]	$1,500	1,590
Indonesia (Republic of) 3.75% 2022	4,895	4,846
Indonesia (Republic of) 3.375% 2023	640	609
Indonesia (Republic of) 8.375% 2024	IDR127,500,000	9,319
Indonesia (Republic of), Series 71, 9.00% 2029	27,500,000	2,076
Indonesia (Republic of) 8.375% 2034	168,406,000	11,962
American Funds Global Balanced Fund — Page 4 of 17

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Irish Government 5.00% 2020	€17,400	$23,652
Irish Government 3.90% 2023	17,930	24,176
Irish Government 3.40% 2024	10,500	13,788
Irish Government 2.40% 2030	6,350	7,701
Irish Government 2.00% 2045	4,200	4,498
Italian Government 5.50% 2022	12,450	17,492
Italian Government 4.75% 2023	5,300	7,218
Italian Government 4.50% 2024	7,150	9,615
Italian Government 3.50% 2030	13,090	16,675
Japanese Government, Series 336, 0.10% 2016	¥155,000	1,251
Japanese Government, Series 115, 0.20% 2018	2,900,000	23,533
Japanese Government, Series 315, 1.20% 2021	3,465,000	29,724
Japanese Government, Series 326, 0.70% 2022	3,175,000	26,538
Japanese Government, Series 327, 0.80% 2022	3,125,000	26,305
Japanese Government, Series 325, 0.80% 2022	480,000	4,041
Japanese Government, Series 17, 0.10% 2023[4]	251,252	2,083
Japanese Government, Series 329, 0.80% 2023	1,330,000	11,191
Japanese Government, Series 19, 0.10% 2024[4]	1,460,000	12,591
Japanese Government, Series 18, 0.10% 2024[4]	718,613	6,000
Japanese Government, Series 20, 0.10% 2025[4]	657,623	5,660
Japanese Government, Series 116, 2.20% 2030	829,000	8,020
Japanese Government, Series 145, 1.70% 2033	385,000	3,456
Japanese Government, Series 150, 1.40% 2034	1,790,000	15,151
Japanese Government, Series 21, 2.30% 2035	250,000	2,419
Japanese Government, Series 36, 2.00% 2042	565,000	5,202
Japanese Government, Series 42, 1.70% 2044	1,330,000	11,476
Lithuania (Republic of) 7.375% 2020	$2,900	3,482
Lithuania (Republic of) 6.625% 2022[3]	1,000	1,203
Malaysian Government, Series 0114, 4.181% 2024	MYR12,400	3,239
Malaysian Government, Series 0813, 4.444% 2024	27,000	7,161
Malaysian Government, Series 0310, 4.498% 2030	92,600	24,671
Malaysian Government, Series 0413, 3.844% 2033	1,650	402
Morocco Government 4.25% 2022	$2,700	2,761
Morocco Government 4.25% 2022[3]	500	511
Morocco Government 5.50% 2042	3,500	3,570
Netherlands Government 1.00% 2017	1,900	1,909
Netherlands Government Eurobond 4.00% 2019	€8,200	10,443
Netherlands Government Eurobond 2.25% 2022	23,375	28,954
Netherlands Government Eurobond 2.00% 2024	3,000	3,673
Norwegian Government 4.25% 2017	NKr10,450	1,361
Norwegian Government 3.75% 2021	56,600	7,951
Norwegian Government 3.00% 2024	133,800	18,430
Peru (Republic of) 5.625% 2050	$375	424
Polish Government, Series 1017, 5.25% 2017	PLN60,875	17,343
Polish Government, Series 1020, 5.25% 2020	110,900	33,322
Polish Government, Series 1021, 5.75% 2021	97,900	30,612
Polish Government, Series 0922, 5.75% 2022	54,490	17,291
Polish Government 2.75% 2023[4]	23,021	5,929
Polish Government, Series 102, 4.00% 2023	50,000	14,397
Queensland Treasury Corp., Series 24, 5.75% 2024	A$8,970	7,894
Russian Federation 6.20% 2018	RUB193,400	2,848
South Africa (Republic of), Series R-2023, 7.75% 2023	ZAR167,425	12,960
South Africa (Republic of), Series R-214, 6.50% 2041	189,250	11,498
Spanish Government 5.40% 2023	€8,240	11,517
Spanish Government 2.75% 2024	13,550	16,055
American Funds Global Balanced Fund — Page 5 of 17

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
State of Qatar 3.125% 2017[3]	$1,000	$1,035
State of Qatar 5.25% 2020	1,300	1,471
State of Qatar 4.50% 2022[3]	1,000	1,117
Swedish Government, Series 1057, 1.50% 2023	SKr100,000	12,442
Turkey (Republic of) 4.557% 2018	$11,600	12,157
Turkey (Republic of) 9.00% 2024	TRY12,100	4,260
United Kingdom 1.75% 2019	£12,850	20,463
United Kingdom 2.00% 2020	6,000	9,624
United Kingdom 4.75% 2020	25	45
United Kingdom 3.75% 2021	2,850	5,024
United Kingdom 1.75% 2022	10,650	16,700
United Kingdom 2.25% 2023	22,235	35,883
United Kingdom 2.75% 2024	15,200	25,413
United Kingdom 2.00% 2025	20,950	32,710
United Kingdom 5.00% 2025	1,550	3,082
United Kingdom 3.25% 2044	8,340	14,835
United Kingdom 4.25% 2046	2,520	5,404
United Mexican States Government, Series M, 6.25% 2016	MXN30,000	1,910
United Mexican States Government, Series M10, 7.75% 2017	105,000	7,020
United Mexican States Government 4.00% 2019[4]	530,868	6,745
United Mexican States Government, Series M, 8.00% 2020	146,000	10,127
United Mexican States Government, Series M, 6.50% 2021	418,500	27,226
United Mexican States Government 2.00% 2022[4]	539,250	6,107
United Mexican States Government, Series M20, 10.00% 2024	503,700	40,145
United Mexican States Government, Series M30, 10.00% 2036	96,000	8,282
United Mexican States Government 4.00% 2040[4]	170,437	2,142
		1,148,039
U.S. Treasury bonds & notes 9.27% U.S. Treasury 7.38%
U.S. Treasury 7.50% 2016	$2,650	2,889
U.S. Treasury 0.50% 2017	14,400	14,386
U.S. Treasury 0.875% 2017	38,500	38,637
U.S. Treasury 1.00% 2017[5]	25,225	25,407
U.S. Treasury 1.25% 2018	4,800	4,823
U.S. Treasury 3.50% 2018	31,655	33,758
U.S. Treasury 1.50% 2019	17,200	17,275
U.S. Treasury 1.50% 2019	10,100	10,184
U.S. Treasury 1.625% 2019	68,750	69,322
U.S. Treasury 1.625% 2019	65,530	66,344
U.S. Treasury 1.625% 2019	25,200	25,489
U.S. Treasury 1.625% 2019	18,710	18,923
U.S. Treasury 1.625% 2019	9,750	9,886
U.S. Treasury 1.75% 2019	16,900	17,157
U.S. Treasury 1.125% 2020	5,200	5,113
U.S. Treasury 1.25% 2020	94,435	93,590
U.S. Treasury 1.375% 2020	18,500	18,368
U.S. Treasury 1.375% 2020	10,100	10,063
U.S. Treasury 1.50% 2020	5,950	5,947
U.S. Treasury 1.625% 2020	1,080	1,085
U.S. Treasury 2.125% 2021	12,700	12,956
U.S. Treasury 3.125% 2021	875	941
U.S. Treasury 1.75% 2022	13,000	12,867
U.S. Treasury 2.75% 2023	33,750	35,495
U.S. Treasury 2.25% 2024	28,945	29,126
American Funds Global Balanced Fund — Page 6 of 17

unaudited
Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.50% 2024	$38,850	$39,979
U.S. Treasury 2.125% 2025	20,240	20,125
U.S. Treasury 4.625% 2040	2,800	3,694
U.S. Treasury 3.625% 2044	16,445	18,773
U.S. Treasury 2.50% 2045	5,225	4,782
U.S. Treasury 3.00% 2045	15,000	15,263
		682,647
U.S. Treasury inflation-protected securities 1.89%
U.S. Treasury Inflation-Protected Security 0.125% 2019[4]	9,935	9,837
U.S. Treasury Inflation-Protected Security 0.125% 2022[4]	3,583	3,430
U.S. Treasury Inflation-Protected Security 0.375% 2023[4]	11,226	11,002
U.S. Treasury Inflation-Protected Security 0.125% 2024[4]	56,574	55,028
U.S. Treasury Inflation-Protected Security 0.625% 2024[4]	26,406	26,304
U.S. Treasury Inflation-Protected Security 0.25% 2025[4]	58,853	57,464
U.S. Treasury Inflation-Protected Security 2.375% 2025[4]	3,263	3,038
U.S. Treasury Inflation-Protected Security 1.375% 2044[4]	8,121	8,619
		174,722
Total U.S. Treasury bonds & notes		857,369
Corporate bonds & notes 6.61% Financials 2.05%
American Campus Communities, Inc. 3.75% 2023	2,640	2,603
American Campus Communities, Inc. 4.125% 2024	17,275	17,416
American International Group, Inc. 2.30% 2019	20,000	20,047
American International Group, Inc. 4.125% 2024	4,000	4,156
AvalonBay Communities, Inc. 2.85% 2023	450	434
Aviva PLC, subordinated 6.875% 2058	£2,250	4,186
AXA SA, junior subordinated 5.453% (undated)	5,625	9,074
Banco de Crédito del Perú 5.375% 2020[3]	$125	137
Bank of America Corp. 3.875% 2025	7,030	7,121
Barclays Bank PLC 6.00% 2021	€1,400	1,864
Barclays Bank PLC 10.00% 2021	£3,700	7,563
Barclays Bank PLC 6.625% 2022	€725	1,007
Barclays Bank PLC 3.65% 2025	$2,150	2,066
Berkshire Hathaway Inc. 3.00% 2022	1,775	1,811
BNP Paribas 5.00% 2021	2,050	2,294
CaixaBank, SA 5.00% 2023	€2,800	3,294
Citigroup Inc. 4.45% 2017	$925	964
Citigroup Inc. 2.50% 2018	890	902
Citigroup Inc. 2.40% 2020	8,905	8,859
Citigroup Inc. 3.30% 2025	2,290	2,224
Corporate Office Properties Trust 3.60% 2023	240	223
Credit Agricole SA 4.375% 2025[3]	2,150	2,101
Credit Suisse Group AG 3.00% 2021	3,450	3,450
Essex Portfolio L.P. 3.50% 2025	2,760	2,678
Goldman Sachs Group, Inc. 2.55% 2019	670	675
Goldman Sachs Group, Inc. 5.25% 2021	900	1,003
Goldman Sachs Group, Inc. 3.625% 2023	3,150	3,186
Goldman Sachs Group, Inc. 3.50% 2025	10,205	10,009
Goodman Funding Pty Ltd. 6.00% 2022[3]	12,175	13,771
HSBC Holdings PLC 4.125% 2020[3]	560	606
HSBC Holdings PLC 4.00% 2022	2,440	2,595
American Funds Global Balanced Fund — Page 7 of 17

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
HSBC Holdings PLC 6.375% 2022	£50	$84
HSBC Holdings PLC 3.375% 2024	€450	524
HSBC Holdings PLC 4.25% 2024	$5,350	5,461
Intesa Sanpaolo SpA 5.017% 2024[3]	2,045	2,021
JPMorgan Chase & Co. 3.25% 2022	1,850	1,854
JPMorgan Chase & Co. 3.125% 2025	1,240	1,195
JPMorgan Chase & Co. 3.90% 2025	5,900	6,032
Kimco Realty Corp., Series C, 5.783% 2016	1,400	1,438
Lloyds Banking Group PLC 6.50% 2020	€4,940	6,586
Morgan Stanley 1.75% 2016	$4,000	4,019
Nordea Bank AB 3.125% 2017[3]	2,000	2,059
PNC Financial Services Group, Inc. 2.854% 2022	2,000	1,981
Prologis, Inc. 3.375% 2024	€950	1,144
Rabobank Nederland 3.875% 2023	2,400	2,951
Rabobank Nederland 4.625% 2023	$1,750	1,815
Select Income REIT 4.50% 2025	635	621
WEA Finance LLC 2.70% 2019[3]	1,070	1,071
WEA Finance LLC 3.75% 2024[3]	3,570	3,580
Wells Fargo & Co. 3.00% 2025	6,825	6,583
		189,338
Health care 1.24%
AbbVie Inc. 2.50% 2020	7,400	7,364
AbbVie Inc. 3.60% 2025	6,635	6,559
AbbVie Inc. 4.50% 2035	2,285	2,237
Actavis Funding SCS 3.00% 2020	1,870	1,871
Actavis Funding SCS 3.80% 2025	12,125	11,859
Actavis Funding SCS 4.55% 2035	5,540	5,236
Actavis Funding SCS 4.75% 2045	2,055	1,951
Baxalta Inc. 4.00% 2025[3]	3,185	3,164
Baxalta Inc. 5.25% 2045[3]	460	468
Bayer AG 3.375% 2024[3]	3,000	3,003
Becton, Dickinson and Co. 2.675% 2019	5,000	5,042
Becton, Dickinson and Co. 3.734% 2024	2,550	2,543
EMD Finance LLC 3.25% 2025[3]	16,847	16,330
Gilead Sciences, Inc. 3.70% 2024	2,800	2,868
Gilead Sciences, Inc. 3.50% 2025	3,205	3,224
Medtronic, Inc. 3.50% 2025[3]	12,400	12,408
Novartis Capital Corp. 3.40% 2024	3,460	3,538
Novartis Securities Investment Ltd. 5.125% 2019	475	530
Roche Holdings, Inc. 6.00% 2019[3]	1,246	1,416
Roche Holdings, Inc. 3.35% 2024[3]	17,275	17,537
Zimmer Holdings, Inc. 3.55% 2025	5,570	5,397
Zimmer Holdings, Inc. 4.25% 2035	380	361
		114,906
Energy 0.94%
Chevron Corp. 1.961% 2020	5,175	5,147
Ecopetrol SA 5.875% 2045	3,490	3,062
Genel Energy Finance 3 Ltd. 7.50% 2019[3]	3,000	2,682
Kinder Morgan Energy Partners, LP 3.50% 2021	850	825
Kinder Morgan Energy Partners, LP 4.15% 2024	1,300	1,240
Kinder Morgan Energy Partners, LP 5.50% 2044	4,175	3,830
Kinder Morgan, Inc. 4.30% 2025	12,740	12,143
American Funds Global Balanced Fund — Page 8 of 17

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 2021[3,6]	$328	$238
Pemex Project Funding Master Trust 5.75% 2018	700	763
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	25	27
Petrobras Global Finance Co. 6.85% 2115	3,700	3,000
Petrobras International Finance Co. 5.375% 2021	2,283	2,131
Petróleos Mexicanos 3.50% 2018	2,130	2,191
Petróleos Mexicanos 8.00% 2019	4,300	5,047
Petróleos Mexicanos 4.875% 2022	3,500	3,644
Petróleos Mexicanos 6.50% 2041	675	709
Petróleos Mexicanos 5.50% 2044[3]	550	512
Petróleos Mexicanos 5.625% 2046[3]	3,070	2,904
Phillips 66 Partners LP 4.68% 2045	220	197
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2019[3,6]	452	375
Shell International Finance BV 3.25% 2025	930	922
Statoil ASA 3.125% 2017	1,460	1,514
Statoil ASA 1.95% 2018	505	509
Statoil ASA 3.25% 2024	4,100	4,096
Statoil ASA 3.70% 2024	1,475	1,530
StatoilHydro ASA 2.45% 2023	1,860	1,785
Total Capital International 2.875% 2022	2,350	2,361
TransCanada PipeLines Ltd. 6.50% 2018	125	141
TransCanada PipeLines Ltd. 7.125% 2019	125	145
Transocean Inc. 4.30% 2022	5,100	3,729
Transportadora de Gas Peru SA 4.25% 2028[3,6]	1,700	1,675
Tullow Oil PLC 6.00% 2020	4,240	3,498
Tullow Oil PLC 6.25% 2022	5,000	4,300
Williams Partners LP 5.25% 2020	150	163
Williams Partners LP 4.50% 2023	1,500	1,488
Williams Partners LP 4.30% 2024	2,600	2,528
Williams Partners LP 4.00% 2025	6,000	5,591
		86,642
Telecommunication services 0.74%
Altice Finco SA, First Lien, 7.75% 2022[3]	3,375	3,396
AT&T Inc. 2.45% 2020	1,930	1,901
AT&T Inc. 3.00% 2022	2,400	2,329
AT&T Inc. 3.40% 2025	2,010	1,927
Deutsche Telekom International Finance BV 3.125% 2016[3]	700	710
Deutsche Telekom International Finance BV 2.25% 2017[3]	1,250	1,266
Deutsche Telekom International Finance BV 6.00% 2017	€750	892
France Télécom 5.625% 2018	500	628
France Télécom 9.00% 2031	$3,300	4,697
France Télécom 5.375% 2050	£2,000	3,813
Frontier Communications Corp. 7.625% 2024	$5,500	5,033
Sprint Nextel Corp. 9.125% 2017	5,525	5,863
Sprint Nextel Corp. 11.50% 2021	4,075	4,646
Verizon Communications Inc. 5.15% 2023	15,266	16,848
Verizon Communications Inc. 4.272% 2036[3]	13,587	12,389
Verizon Communications Inc. 4.522% 2048[3]	2,050	1,834
		68,172
American Funds Global Balanced Fund — Page 9 of 17

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials 0.59%	Principal amount (000)	Value (000)
ArcelorMittal 10.60% 2019	$9,362	$11,164
First Quantum Minerals Ltd. 6.75% 2020[3]	25,991	20,143
FMG Resources 9.75% 2022[3]	25,797	23,734
		55,041
Consumer staples 0.35%
Altria Group, Inc. 2.625% 2020	1,700	1,704
Altria Group, Inc. 4.75% 2021	3,300	3,587
CVS Caremark Corp. 2.80% 2020	3,000	3,031
CVS Caremark Corp. 3.50% 2022	3,000	3,072
CVS Caremark Corp. 3.875% 2025	4,860	4,960
PepsiCo, Inc. 2.50% 2016	1,000	1,015
Philip Morris International Inc. 4.25% 2044	2,700	2,607
Reynolds American Inc. 4.00% 2022	1,325	1,364
Reynolds American Inc. 4.45% 2025	6,730	6,934
Reynolds American Inc. 5.70% 2035	95	101
Reynolds American Inc. 5.85% 2045	825	893
SABMiller Holdings Inc. 2.20% 2018[3]	900	906
Wal-Mart Stores, Inc. 2.55% 2023	1,900	1,858
		32,032
Utilities 0.32%
Abu Dhabi National Energy Co. PJSC (TAQA) 3.625% 2023[3]	4,800	4,831
Berkshire Hathaway Energy Co. 3.50% 2025	4,200	4,217
CEZ, a s 4.25% 2022[3]	945	994
Duke Energy Corp. 3.75% 2024	1,710	1,751
E.ON International Finance BV 5.80% 2018[3]	1,325	1,449
Electricité de France SA 6.00% 2114	£1,400	2,871
Exelon Corp. 3.95% 2025	$1,395	1,419
Exelon Corp. 5.10% 2045	1,950	2,014
MidAmerican Energy Holdings Co. 2.00% 2018	2,550	2,565
Niagara Mohawk Power Corp. 3.508% 2024[3]	2,380	2,406
Pacific Gas and Electric Co. 3.85% 2023	1,710	1,782
PacifiCorp. 3.35% 2025	725	733
PSEG Power LLC 2.75% 2016	315	321
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series T, 3.375% 2023	2,450	2,486
		29,839
Consumer discretionary 0.28%
BMW Group 3.875% 2017	€250	289
Comcast Corp. 4.65% 2042	$1,825	1,881
Comcast Corp. 4.75% 2044	1,100	1,156
DaimlerChrysler North America Holding Corp. 1.875% 2018[3]	3,900	3,916
Hyundai Capital Services Inc. 2.625% 2020[3]	1,000	1,000
Li & Fung Ltd. 6.00% (undated)[7]	10,000	10,500
Thomson Reuters Corp. 1.30% 2017	2,450	2,448
Thomson Reuters Corp. 4.30% 2023	1,950	2,036
Time Warner Inc. 4.75% 2021	1,300	1,409
Viacom Inc. 4.25% 2023	1,335	1,345
		25,980
American Funds Global Balanced Fund — Page 10 of 17

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials 0.10%	Principal amount (000)	Value (000)
Burlington Northern Santa Fe LLC 3.40% 2024	$930	$923
ENA Norte Trust 4.95% 2028[3,6]	1,057	1,088
GE Capital European Funding 5.375% 2020	€1,500	1,981
General Electric Capital Corp. 2.30% 2017	$1,135	1,156
Lima Metro Line Finance Ltd. 5.875% 2034[3,6]	2,938	2,997
Red de Carreteras de Occidente 9.00% 2028[6]	MXN18,470	1,131
Volvo Treasury AB 5.00% 2017	€300	357
		9,633
Total corporate bonds & notes		611,583
Mortgage-backed obligations 2.52%
Core Industrial Trust, Series 2015-CALW, Class A, 3.04% 2034[3,6]	$7,430	7,503
Fannie Mae 3.50% 2026[6]	426	450
Fannie Mae 3.50% 2026[6]	217	230
Fannie Mae 3.50% 2026[6]	170	180
Fannie Mae 4.00% 2026[6]	364	389
Fannie Mae 4.00% 2026[6]	278	297
Fannie Mae 6.00% 2037[6]	269	305
Fannie Mae 4.00% 2041[6]	291	311
Fannie Mae 4.00% 2041[6]	211	226
Fannie Mae 4.00% 2041[6]	182	195
Fannie Mae 4.00% 2041[6]	56	60
Fannie Mae 3.50% 2045[6,8]	25,775	26,771
Government National Mortgage Assn. 3.50% 2045[6]	105,850	110,626
Government National Mortgage Assn. 4.00% 2045[6,8]	11,000	11,670
HBOS Treasury Services PLC, Series 17, 4.375% 2016[6]	€1,000	1,143
Hilton USA Trust, Series 2013-HLF-AFX, 2.662% 2030[3,6]	$6,350	6,344
Nykredit Realkredit AS, Series 01E, 2.00% 2037[6]	DKr287,736	40,726
Nykredit Realkredit AS, Series 01E, 2.50% 2037[6]	123,500	18,003
Nykredit Realkredit AS, Series 01E, 2.50% 2047[6]	39,813	5,606
Realkredit Danmark AS, Series 22S, 2.00% 2037[6]	16,550	2,337
		233,372
Asset-backed obligations 0.28%
Discover Card Execution Note Trust, Series 2015-A-1, Class A-1, 0.537% 2020[6,7]	$5,020	5,027
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[2,6,9]	4,966	4,927
Santander Drive Auto Receivables Trust, Series 2015-1, Class A-2-A, 0.91% 2018[6]	15,912	15,913
		25,867
Federal agency bonds & notes 0.05%
Freddie Mac, Series K043, Class A2, multifamily 3.062% 2024[6]	5,100	5,219
Total bonds, notes & other debt instruments (cost: $2,982,326,000)		2,881,449
Short-term securities 9.11%
3M Co. 0.10% due 8/26/2015[3]	20,000	19,998
American Honda Finance Corp. 0.13% due 8/24/2015	20,000	19,998
AstraZeneca PLC 0.10% due 8/13/2015[3]	10,000	10,000
Bank of Nova Scotia 0.19% due 9/1/2015[3]	50,000	49,996
BNP Paribas Finance Inc. 0.07% due 8/3/2015	10,200	10,200
British Columbia (Province of) 0.10%–0.18% due 9/14/2015–12/21/2015	40,000	39,977
Caterpillar Financial Services Corp. 0.14% due 10/21/2015	28,600	28,584
Commonwealth Bank of Australia 0.17% due 8/18/2015[3]	25,000	24,999
American Funds Global Balanced Fund — Page 11 of 17

unaudited
Short-term securities	Principal amount (000)	Value (000)
Export Development Canada 0.20% due 10/1/2015	$24,900	$24,897
Fannie Mae 0.14%–0.23% due 8/3/2015–3/1/2016	208,100	208,019
Federal Home Loan Bank 0.05%–0.13% due 8/10/2015–12/7/2015	158,700	158,675
Freddie Mac 0.10%–0.21% due 8/17/2015–1/4/2016	39,700	39,685
Gotham Funding Corp. 0.17% due 8/10/2015[3]	20,000	19,999
John Deere Bank SA 0.14% due 9/10/2015[3]	24,000	23,996
Jupiter Securitization Co., LLC 0.40% due 12/15/2015[3]	25,000	24,964
Nordea Bank AB 0.20% due 9/1/2015[3]	20,000	19,996
Québec (Province of) 0.13% due 8/20/2015[3]	30,700	30,698
Siemens Capital Co. LLC 0.17% due 9/25/2015[3]	25,000	24,994
Sumitomo Mitsui Banking Corp. 0.12% due 8/6/2015[3]	32,100	32,099
United Parcel Service Inc. 0.10% due 10/14/2015[3]	30,700	30,694
Total short-term securities (cost: $842,442,000)		842,468
Total investment securities 101.43% (cost: $8,915,976,000)		9,383,927
Other assets less liabilities (1.43)%		(132,124)
Net assets 100.00%		$9,251,803
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
American Funds Global Balanced Fund — Page 12 of 17

unaudited
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average notional amount of open forward currency contracts was $319,251,000 over the prior 12-month period.
	Settlement date	Counterparty	Contract amount		Unrealized (depreciation) appreciation at 7/31/2015 (000)
			Receive (000)	Deliver (000)
Purchases:
Euros	8/6/2015	UBS AG	€26,353	$30,045	$(1,100)
Japanese yen	8/6/2015	UBS AG	¥2,462,106	$19,944	(77)
Japanese yen	8/6/2015	HSBC Bank	¥2,844,983	$23,044	(87)
Japanese yen	8/10/2015	HSBC Bank	¥2,929,982	$24,100	(457)
Japanese yen	8/17/2015	UBS AG	¥1,719,079	$13,934	(61)
Japanese yen	9/3/2015	HSBC Bank	¥3,205,806	$25,855	21
					$(1,761)
Sales:
Australian dollars	8/6/2015	Citibank	$3,674	A$4,750	$203
British pounds	8/12/2015	HSBC Bank	$32,330	£20,700	7
British pounds	8/13/2015	Citibank	$8,946	£5,800	(111)
British pounds	8/17/2015	Bank of America, N.A.	$7,169	£4,625	(53)
British pounds	8/17/2015	Bank of America, N.A.	C$12,503	£6,325	(317)
British pounds	8/19/2015	Citibank	$17,962	£11,550	(72)
British pounds	8/21/2015	UBS AG	$7,293	£4,750	(124)
British pounds	8/26/2015	HSBC Bank	$8,180	£5,250	(18)
British pounds	9/9/2015	Bank of New York Mellon	$5,917	£3,800	(15)
Euros	8/20/2015	Citibank	$42,247	€38,170	316
Euros	8/27/2015	HSBC Bank	$23,849	€21,900	(211)
Euros	9/3/2015	Bank of New York Mellon	¥737,327	€5,450	(37)
Malaysian ringgits	8/27/2015	Citibank	$11,901	MYR45,600	5
Mexican pesos	8/19/2015	Bank of America, N.A.	$11,870	MXN187,800	231
Mexican pesos	8/27/2015	Citibank	$11,852	MXN189,200	134
Norwegian kroner	8/19/2015	Barclays Bank PLC	£3,060	NKr39,100	(7)
Norwegian kroner	9/1/2015	Citibank	$9,234	NKr75,000	59
Polish zloty	8/14/2015	JPMorgan Chase	$11,294	PLN42,500	32
Polish zloty	8/14/2015	JPMorgan Chase	$13,060	PLN50,000	(190)
South African rand	8/6/2015	JPMorgan Chase	$7,944	ZAR97,550	241
South African rand	8/24/2015	UBS AG	$4,696	ZAR58,725	74
South Korean won	11/3/2015	Bank of America, N.A.	$1,781	KRW2,095,000	(5)
Swedish kronor	8/17/2015	Citibank	$9,228	SKr78,200	161
					$303
Forward currency contracts — net					$(1,458)
American Funds Global Balanced Fund — Page 13 of 17

unaudited
[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $23,620,000, which represented .26% of the net assets of the fund. This amount includes $18,693,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $510,317,000, which represented 5.52% of the net assets of the fund.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	A portion of this security was pledged as collateral. The total value of pledged collateral was $2,938,000, which represented .03% of the net assets of the fund.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]	Coupon rate may change periodically.
[8]	Purchased on a TBA basis.
[9]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.

Private placement security	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021	4/7/2015	$4,966	$4,927.05%
American Funds Global Balanced Fund — Page 14 of 17

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
American Funds Global Balanced Fund — Page 15 of 17

unaudited
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of July 31, 2015 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$965,242	$—	$—	$965,242
Health care	886,767	—	—	886,767
Consumer staples	535,797	—	—	535,797
Consumer discretionary	486,572	—	—	486,572
Industrials	464,843	18,693	—	483,536
Energy	451,017	—	—	451,017
Information technology	448,399	—	—	448,399
Telecommunication services	443,496	—	—	443,496
Utilities	345,481	—	—	345,481
Materials	160,846	—	—	160,846
Miscellaneous	447,261	—	—	447,261
Convertible bonds	—	5,596	—	5,596
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	1,148,039	—	1,148,039
U.S. Treasury bonds & notes	—	857,369	—	857,369
Corporate bonds & notes	—	611,583	—	611,583
Mortgage-backed obligations	—	233,372	—	233,372
Asset-backed obligations	—	25,867	—	25,867
Federal agency bonds & notes	—	5,219	—	5,219
Short-term securities	—	842,468	—	842,468
Total	$5,635,721	$3,748,206	$—	$9,383,927

American Funds Global Balanced Fund — Page 16 of 17

unaudited
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$1,484	$—	$1,484
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(2,942)	—	(2,942)
Total	$—	$(1,458)	$—	$(1,458)
*	Forward currency contracts are not included in the investment portfolio.
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$891,318
Gross unrealized depreciation on investment securities	(433,493)
Net unrealized appreciation on investment securities	457,825
Cost of investment securities	8,926,102

Key to abbreviations and symbols
ADR = American Depositary Receipts
TBA = To be announced
A$ = Australian dollars
BRL = Brazilian reais
CAD/C$ = Canadian dollars
COP = Colombian pesos
DKr = Danish kroner
€ = Euros
GBP/£ = British pounds
HKD = Hong Kong dollars
¥ = Japanese yen
IDR = Indonesian rupiah
INR = Indian rupees
KRW = South Korean won
MXN = Mexican pesos
MYR = Malaysian ringgits
NKr = Norwegian kroner
PLN = Polish zloty
RUB = Russian rubles
SKr = Swedish kronor
TRY = Turkish lira
ZAR = South African rand
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-037-0915O-S49253	American Funds Global Balanced Fund — Page 17 of 17

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS GLOBAL BALANCED FUND

By _/s/ Eric S. Richter
Eric S. Richter, Vice Chairman, President and Principal Executive Officer

Date: September 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By _/s/ Eric S. Richter
Eric S. Richter, Vice Chairman, President and Principal Executive Officer

Date: September 28, 2015

By _/s/ Brian D. Bullard
Brian D. Bullard, Treasurer and Principal Financial Officer

Date: September 28, 2015